Debt - Covenants and Restrictions (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Amount of scheduled amortization payments that may be deferred and converted	$ 500,000,000
Increase in margin interest in the form of paid in kind interest if certain covenants not met	0.0100
Secured Debt | Secured credit facilities
Debt Instrument [Line Items]
Net leverage ratio, twelve months ended March 31, 2022	4.5
Net leverage ratio, twelve months ended June 30, 2022	4.2
Net leverage ratio, twelve months ended September 30, 2022	3.9
Net leverage ratio, twelve months ended December 31, 2022	3.7
Net leverage ratio, twelve months ended March 31, 2023	3.4
Net leverage ratio, twelve months ended June 30, 2023	3.3
Net leverage ratio, twelve months ended September 30, 2023	3.1
Net leverage ratio, twelve months ended December 31, 2023	3.0
Net leverage ratio, twelve months ended March 31, 2024	2.8
Net leverage ratio, twelve months ended June 30, 2024	2.7
Net leverage ratio, twelve months ended September 30, 2024	2.4
Net leverage ratio, twelve months ended December 31, 2024	2.2
Debt service coverage ratio	1
Increase in margin if covenants not met, period ended March 31, 2021	0.25%
Increase in margin if covenants not met, period ended June 30, 2021	0.25%
Increase in margin if covenants not met, period ended September 30, 2021	0.25%
Increase in margin if covenants not met, period ended December 31, 2021	0.25%
Increase in margin if covenants not met, cap	1.00%
Debt service coverage ratio threshold	0.8
Net leverage ratio margin increase threshold, twelve months ended March 31, 2021	7.3
Net leverage ratio margin increase threshold, twelve months ended June 30, 2021	6.6
Net leverage ratio margin increase threshold, twelve months ended September 30, 2021	6.2
Net leverage ratio margin increase threshold, twelve months ended December 31, 2021	5.8